Stockholders' Equity (Details Textual) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
	Aug. 11, 2015	Aug. 03, 2015	Nov. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2015	Dec. 31, 2014
Stockholders' Equity (Textuals)
Preferred stock authorized						10,000,000	10,000,000
Preferred stock par value						$ 0.001	$ 0.001
Shares issued for services	1,000,000
Issuances of stock value				$ 10,000		$ 410,000	$ 10,000
Private placement offering in units						2,705,000
Private placement offering, description
Also during the period ended September 30, 2015, the Company completed a closing of a private placement offering (the “Offering”) of 2,705,000 Units, at a purchase price of $0.20 per Unit, each Unit consisting of 1 share of the Company’s common stock, and 1 stock purchase warrants. The warrants are exercisable at $0.40 per warrant into a share of the Company’s common stock and have a maturity of 3 years.

Proceeds from issuance of warrant						$ 541,000
Proceeds from issuance of derivative warrants liabilities						332,570
Intrinsic value of options outstanding						0	0
Intrinsic value of options exercisable						$ 0	$ 0
Common stock authorized						300,000,000	300,000,000
Common stock par value						$ 0.001	$ 0.001
Common stock issued to founders							$ 43,005
Stock issued for services expenses	$ 10,000
Contributed capital							$ 28,995
Board of Directors Chairman [Member]
Stockholders' Equity (Textuals)
Preferred stock authorized						25,000,000
Preferred stock par value						$ 0.001
Hygrow [Member]
Stockholders' Equity (Textuals)
Common stock issued for acquisition						300,000
Onelove Acquisition [Member]
Stockholders' Equity (Textuals)
Common stock issued for acquisition						1,450,000
Warrants [Member]
Stockholders' Equity (Textuals)
Private placement offering in units			2,250,000
Private placement offering, description			Each warrant is callable by the Company upon the Company's common stock trading at $0.60 or higher for 20 consecutive days.
Warrants exercisable price			$ 0.40			$ 0.40	$ 0.40
Common Stock [Member]
Stockholders' Equity (Textuals)
Shares issued for services				1,000,000		2,050,000	1,000,000
Shares issued for services, price per share			$ 0.20			$ 0.20
Issuances of stock value				$ 1,000		$ 2,050	$ 1,000
Private placement offering in units			2,250,000
Common stock issued to founders							$ 43,005
Common stock issued to founders, shares							43,005,000
Contributed capital
Common Stock [Member] | Board of Directors Chairman [Member]
Stockholders' Equity (Textuals)
Shares issued for services		600,000
Shares issued for services, price per share		$ 0.20
Issuances of stock value		$ 110,000
Common Stock [Member] | Consultants [Member]
Stockholders' Equity (Textuals)
Shares issued for services						1,500,000
Shares issued for services, price per share						$ 0.20
Issuances of stock value						$ 300,000